Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	CNH GLOBAL N V
Entity Central Index Key	0001024519
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	242,335,300
Common shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	30,469,263
Common shares B
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	211,866,037